Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	¥ 123,308,764	¥ 113,471,623
Commercial | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	21,731,378	27,445,726
2020	14,061,406	10,850,943
2019	9,755,525	7,634,337
2018	6,866,603	6,509,048
2017	5,717,420	3,924,194
Prior	11,808,586	8,827,987
Revolving loans amortized cost basis	26,853,224	23,380,258
Revolving loans converted to term loans amortized cost basis	1,792	9,236
Total	96,795,934	88,581,729
Commercial | Domestic
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	54,952,802	54,044,718
Commercial | Domestic | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	14,196,806	19,038,698
2020	7,772,035	7,937,529
2019	7,284,193	5,003,439
2018	4,496,355	4,499,174
2017	4,032,020	2,817,819
Prior	8,760,989	6,639,931
Revolving loans amortized cost basis	8,354,525	8,038,871
Revolving loans converted to term loans amortized cost basis	0	0
Total	54,896,923	53,975,461
Commercial | Domestic | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	14,004,153	18,756,933
2020	7,610,769	7,646,272
2019	7,031,429	4,669,784
2018	4,325,773	4,335,640
2017	3,897,211	2,698,956
Prior	8,287,409	6,205,070
Revolving loans amortized cost basis	8,064,659	7,686,772
Revolving loans converted to term loans amortized cost basis	0	0
Total	53,221,403	51,999,427
Commercial | Domestic | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	176,407	257,276
2020	144,563	266,311
2019	224,012	167,387
2018	139,091	150,834
2017	125,667	104,047
Prior	342,051	307,367
Revolving loans amortized cost basis	261,505	306,193
Revolving loans converted to term loans amortized cost basis	0	0
Total	1,413,296	1,559,415
Commercial | Domestic | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	16,246	24,489
2020	16,703	24,946
2019	28,752	166,268
2018	31,491	12,700
2017	9,142	14,816
Prior	131,529	127,494
Revolving loans amortized cost basis	28,361	45,906
Revolving loans converted to term loans amortized cost basis	0	0
Total	262,224	416,619
Commercial | Foreign
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	42,427,554	34,980,279
Commercial | Foreign | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	7,534,572	8,407,028
2020	6,289,371	2,913,414
2019	2,471,332	2,630,898
2018	2,370,248	2,009,874
2017	1,685,400	1,106,375
Prior	3,047,597	2,188,056
Revolving loans amortized cost basis	18,498,699	15,341,387
Revolving loans converted to term loans amortized cost basis	1,792	9,236
Total	41,899,011	34,606,268
Commercial | Foreign | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	7,362,851	8,250,729
2020	6,194,146	2,814,362
2019	2,375,072	2,501,594
2018	2,237,446	1,881,532
2017	1,580,629	1,031,105
Prior	2,806,341	2,031,243
Revolving loans amortized cost basis	18,251,401	15,089,995
Revolving loans converted to term loans amortized cost basis	1,792	1,912
Total	40,809,678	33,602,472
Commercial | Foreign | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	156,232	149,502
2020	81,045	90,355
2019	79,510	73,253
2018	62,350	110,170
2017	81,173	36,274
Prior	138,357	93,622
Revolving loans amortized cost basis	213,865	223,203
Revolving loans converted to term loans amortized cost basis	0	7,324
Total	812,532	783,703
Commercial | Foreign | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	15,489	6,797
2020	14,180	8,697
2019	16,750	56,051
2018	70,452	18,172
2017	23,598	38,996
Prior	102,899	63,191
Revolving loans amortized cost basis	33,433	28,189
Revolving loans converted to term loans amortized cost basis	0	0
Total	276,801	220,093
Residential
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	13,113,393	13,301,505
Residential | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	378,525	782,446
2020	764,610	641,706
2019	625,443	976,736
2018	948,207	866,282
2017	838,727	900,959
Prior	9,531,992	9,104,691
Revolving loans amortized cost basis	25,889	28,685
Revolving loans converted to term loans amortized cost basis	0	0
Total	13,113,393	13,301,505
Residential | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	378,250	782,314
2020	764,493	641,499
2019	625,257	976,162
2018	947,542	865,761
2017	838,186	900,120
Prior	9,486,011	9,054,326
Revolving loans amortized cost basis	23,820	26,460
Revolving loans converted to term loans amortized cost basis	0	0
Total	13,063,559	13,246,642
Residential | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	275	132
2020	117	207
2019	186	574
2018	665	521
2017	541	839
Prior	45,981	50,365
Revolving loans amortized cost basis	2,069	2,225
Revolving loans converted to term loans amortized cost basis	0	0
Total	49,834	54,863
Card
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	465,440	464,266
Card | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	6	19
2020	69	106
2019	179	182
2018	196	175
2017	185	276
Prior	651	437
Revolving loans amortized cost basis	399,127	400,552
Revolving loans converted to term loans amortized cost basis	65,027	62,519
Total	465,440	464,266
Card | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	0	1
2020	2	8
2019	9	8
2018	6	9
2017	9	13
Prior	44	41
Revolving loans amortized cost basis	386,707	387,648
Revolving loans converted to term loans amortized cost basis	14,165	13,960
Total	400,942	401,688
Card | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	6	18
2020	67	98
2019	170	174
2018	190	166
2017	176	263
Prior	607	396
Revolving loans amortized cost basis	12,420	12,904
Revolving loans converted to term loans amortized cost basis	50,862	48,559
Total	64,498	62,578
MUAH
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	3,104,066	2,812,969
MUAH | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	186,266	364,236
2020	322,804	306,134
2019	249,301	147,821
2018	125,449	62,455
2017	54,403	50,264
Prior	104,901	122,149
Revolving loans amortized cost basis	1,944,273	1,689,069
Revolving loans converted to term loans amortized cost basis	0	0
Total	2,987,397	2,742,128
MUAH | Pass | Credit Quality Based on Internal Credit Ratings | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	185,309	357,334
2020	311,870	298,658
2019	241,100	126,083
2018	100,027	48,653
2017	43,605	43,938
Prior	96,564	117,778
Revolving loans amortized cost basis	1,913,247	1,642,946
Revolving loans converted to term loans amortized cost basis	0	0
Total	2,891,722	2,635,390
MUAH | Special Mention | Credit Quality Based on Internal Credit Ratings | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	957	3,106
2020	4,100	0
2019	4,237	20,013
2018	19,955	2,415
2017	957	5,981
Prior	7,107	805
Revolving loans amortized cost basis	19,272	33,471
Revolving loans converted to term loans amortized cost basis	0	0
Total	56,585	65,791
MUAH | Classified | Credit Quality Based on Internal Credit Ratings | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	0	3,796
2020	6,834	7,476
2019	3,964	1,725
2018	5,467	11,387
2017	9,841	345
Prior	1,230	3,566
Revolving loans amortized cost basis	11,754	12,652
Revolving loans converted to term loans amortized cost basis	0	0
Total	39,090	40,947
Krungsri
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	7,973,716	6,822,765
Krungsri | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	1,023,497	1,350,265
2020	1,252,083	964,094
2019	887,601	901,955
2018	857,126	680,090
2017	640,851	329,847
Prior	755,991	481,981
Revolving loans amortized cost basis	2,537,333	2,099,727
Revolving loans converted to term loans amortized cost basis	15,415	14,806
Total	7,969,897	6,822,765
Krungsri | Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	962,151	1,297,054
2020	1,159,818	891,374
2019	795,463	788,828
2018	710,639	573,840
2017	525,345	270,783
Prior	588,907	363,905
Revolving loans amortized cost basis	2,375,533	1,961,481
Revolving loans converted to term loans amortized cost basis	0	0
Total	7,117,856	6,147,265
Krungsri | Under-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	48,126	42,326
2020	71,383	58,084
2019	76,313	90,519
2018	122,984	80,841
2017	95,458	45,982
Prior	117,792	78,690
Revolving loans amortized cost basis	137,255	113,283
Revolving loans converted to term loans amortized cost basis	0	0
Total	669,311	509,725
Krungsri | Non-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	13,220	10,885
2020	20,882	14,636
2019	15,825	22,608
2018	23,503	25,409
2017	20,048	13,082
Prior	49,292	39,386
Revolving loans amortized cost basis	24,545	24,963
Revolving loans converted to term loans amortized cost basis	15,415	14,806
Total	182,730	165,775
Other
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	1,271,793	1,045,121
Other | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	358,527	400,482
2020	268,081	143,336
2019	107,671	85,496
2018	58,442	40,445
2017	27,983	35,346
Prior	23,956	0
Revolving loans amortized cost basis	427,133	340,016
Revolving loans converted to term loans amortized cost basis	0	0
Total	1,271,793	1,045,121
Other | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	356,954	398,744
2020	261,290	136,317
2019	104,026	83,278
2018	56,766	38,609
2017	26,530	32,934
Prior	22,585	0
Revolving loans amortized cost basis	410,887	328,621
Revolving loans converted to term loans amortized cost basis	0	0
Total	1,239,038	1,018,503
Other | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2021	1,573	1,738
2020	6,791	7,019
2019	3,645	2,218
2018	1,676	1,836
2017	1,453	2,412
Prior	1,371	0
Revolving loans amortized cost basis	16,246	11,395
Revolving loans converted to term loans amortized cost basis	0	0
Total	¥ 32,755	¥ 26,618